Other Current Assets and Other Current Financial Assets - Other Current Financial Assets (Details) $ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Other Current Assets and Other Current Financial Assets
Restricted cash		$ 688	$ 77
Derivative financial instruments (see Note 21)		1,629	573
Note receivables		163	31
Other current financial assets	$ 121	2,480	681
Brazilian Reais
Other Current Assets and Other Current Financial Assets
Restricted cash		685	74
Chilean peso
Other Current Assets and Other Current Financial Assets
Restricted cash		$ 3	$ 3